Components of Net Periodic Benefit Cost (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
U.S.
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Net periodic benefit cost	$ 19.5
Non-U.S.
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Net periodic benefit cost	20.3
Pension Plans, Defined Benefit | U.S.
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Service cost	9.3	8.3	6.3
Interest cost	12.8	12.3	10.0
Expected return on plan assets	(11.6)	(10.2)	(9.9)
Amortization of prior service cost	(1.0)	(1.0)	(1.0)
Amortization of actuarial loss	10.0	8.5	5.4
Settlement			0.4
Net periodic benefit cost	19.5	17.9	11.2
Pension Plans, Defined Benefit | Non-U.S.
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Service cost	13.5	12.0	12.3
Interest cost	7.3	7.1	7.6
Expected return on plan assets	(4.0)	(3.9)	(4.4)
Amortization of prior service cost	0.2	0.1	0.1
Amortization of actuarial loss	2.5	1.4	1.0
Settlement	0.2	1.0	4.5
Curtailment loss (gain)	0.1		0.2
Special termination benefits	0.5	0.1	0.1
Net periodic benefit cost	20.3	17.8	21.4
Postretirement Benefits Other Than Pensions
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Service cost	1.4	1.1	1.3
Interest cost	1.4	1.3	1.5
Amortization of prior service cost	(0.1)	(0.1)	(0.1)
Amortization of actuarial loss	(0.1)	(0.2)	(0.1)
Net periodic benefit cost	$ 2.6	$ 2.1	$ 2.6